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                                                                   HARTFORD LIFE


November 3, 1999


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549
ATTN:  Filing Room

RE:  Separate Account Seven ("Registrant")
     Hartford Life and Annuity Insurance Company ("Depositor")
     Hartford Leaders Solution
     File No. 333-76419

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Registrant would not have differed from that contained in the most recent registration statement or amendment; and

2. The text of the most recent registration statement or amendment of the Registrant has been filed electronically with the Securities and Exchange Commission on October 27, 1999.

If you have any questions, please feel free to call me at (860) 843-6320.

Very truly yours,

/s/  Thomas S. Clark

Thomas S. Clark
Attorney